Financial Instruments And Financial Risk Management - Summary of Contractual Obligations (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	$ 702,211
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	219,481
Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	17,651
Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	465,079
Deferred Consideration Contingent Consideration And Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	71,833
Deferred Consideration Contingent Consideration And Other Payables [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	71,833
Deferred Consideration Contingent Consideration And Other Payables [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Deferred Consideration Contingent Consideration And Other Payables [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Deferred Consideration And Contingent Consideration [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	17,651
Deferred Consideration And Contingent Consideration [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Deferred Consideration And Contingent Consideration [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	17,651
Deferred Consideration And Contingent Consideration [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	485,007
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	19,928
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Long Term Notes Payable And Loans Payable and Short Term Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	465,079
Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	127,720
Accounts Payable and Accrued Liabilities [Member] | Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	127,720
Accounts Payable and Accrued Liabilities [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	0
Accounts Payable and Accrued Liabilities [Member] | Later than three years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Contractual Obligations	$ 0